Property and Equipment, net (Details) - Schedule of property and equipment, net - AutoLotto, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,102,209	$ 2,002,426	$ 1,980,512
Accumulated depreciation	(1,804,324)	(1,331,474)	(689,813)
Property and equipment, net	1,297,885	670,952	1,290,699
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	99,342	85,004	63,090
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	22,767	14,301	14,301
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,980,100	$ 1,903,121	$ 1,903,121